Related Parties	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Related Parties
22	Related parties

(a)	Key management remuneration
The total remuneration (salaries and benefits) of key management personnel, including the Executive Committee, amounted to R$ 23,954, including profit-sharing compensation for the year ended December 31, 2024 (2023 - R$ 16,672).
According to Vinci Compass internal policy, the key management is entitled to receive a profit-sharing compensation for the current year, which was paid in January 2025, after the Management approval. As informed in Note 12, Vinci Compass accrued a provision for profit sharing for the Group as of December 31, 2024.

(b)	Receivables from related parties
The Entity receivables from related parties as of December 31, 2024, and 2023, as shown in the table below:

	12/31/2024	12/31/2023
Compass Group Cayman Ltd. (“CGC”) (*)	21,673	—
CCLA Chile	1,600	—
Hakone Participações Societárias S.A.	12	—
Osaka Participações Societárias S.A.	8	—
Cagliari Participações S.A.	4	4

	23,297	4

(*)	Refers to a credit line financing from Vinci Compass to CGC in the amount of US$ 3,500 to fund redemptions, repurchases and other acquisitions of equity interests in CGC.

(c)	Employees loans
As presented in Note 7(iii), Vinci Compass may advance payments to its employees.

(d)	Receivables from employees
During 2024 and 2023, Vinci Compass sold part of its treasury shares to employees. The amount will be received from January 31, 2025, in annual installments until January 31, 2030, and a monetary variation will be charged by inflation index.